Summary of Significant Accounting Policies - Fixed Assets (Details)	12 Months Ended
Dec. 31, 2015 category
Fixed assets
Number of principle types of fixed assets	2
Systems, equipment and other assets relating to contracts ("Contract Assets")
Fixed assets
Number of type of cost categories	3
Lottery hard costs | Maximum
Fixed assets
Estimated useful lives	P10Y
Lottery soft costs | Maximum
Fixed assets
Estimated useful lives	P10Y
Commercial gaming machines | Minimum
Fixed assets
Estimated useful lives	P3Y
Commercial gaming machines | Maximum
Fixed assets
Estimated useful lives	P5Y
Property, plant and equipment ("Non-Contract Assets") | Building
Fixed assets
Estimated useful lives	P40Y
Property, plant and equipment ("Non-Contract Assets") | Furniture And Equipment | Minimum
Fixed assets
Estimated useful lives	P5Y
Property, plant and equipment ("Non-Contract Assets") | Furniture And Equipment | Maximum
Fixed assets
Estimated useful lives	P10Y